FORM N-SAR
                              SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

          Registrant Name     TIFF INVESTMENT PROGRAM, INC.

          File Number                   811-8234

          Registrant CIK Number:        0000916622









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                                 Header Screen


 Report as of the end of semiannual period:   /  /    (a)
                            or fiscal year: 12/31/98  (b)
     Is this a transition report? (Y or N): N
Is this form being completed by the registrant? (Y or N): Y
Is this an amendment to a previous filing? (Y or N): N
Is this a change to a previous filing? (Y or N): N

1.A)  Registrant Name:  TIFF INVESTMENT PROGRAM, INC.
  B)  File Number:      811-8234
  C)  Telephone Number: 8008178200
2.A)  Street: 2405 IVY ROAD
  B)  City: CHARLOTTESVILLE      C) State: VA D) Zip Code: 22903 Zip Ext.:
  E)  Foreign Country:                     Foreign Postal Code:

3. Is this the first filing on this form by the Registrant?(Y or N) ----- N
4. Is this the last filing on this form by the Registrant?(Y or N) ------ N
5. Is Registrant a small business investment company (SBIC)?(Y or N) ---- N
6. Is Registrant a unit investment trust (UIT)?(Y or N) ----------------- N

7.A)  Is Registrant a series or multiple portfolio company?(Y or N) ----- Y
  B)  How many separate series or portfolios did Registrant have at the end of the period? -----------------------------------------  6

                              SCREEN NUMBER:  1

7.C)  List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES IN-FORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFOR-
        MATION IS REQUIRED EACH TIME THE FORM IS FILED.         Is this the
    Series                                                      last filing
    Number                       Series Name                  for this series?
                                                                 (Y or N)
       1         TIFF U.S. EQUITY FUND                               N
       2         TIFF INTERNATIONAL EQUITY FUND                      N
       3         TIFF EMERGING MARKETS FUND                          N
       4         TIFF BOND FUND                                      N
       5         TIFF SHORT-TERM FUND                                N
       6         TIFF MULTI-ASSET FUND                               N
       7
       8
       9
      10




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                              SCREEN NUMBER:  2
                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  1.

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-45618
  D) City: CHARLOTTESVILLE      State: VA Zip Code: 22905 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): ARONSON + PARTNERS
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-22950
  D) City: PHILADELPHIA         State: PA Zip Code: 19102 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): MARTINGALE ASSET MANAGEMENT, L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-30067
  D) City: BOSTON               State: MA Zip Code: 02116 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  1.

8.A) Adviser Name (if any): PALO ALSO INVESTORS
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-84316
  D) City: PALO ALTO            State: CA Zip Code: 94301 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): WESTPORT ASSET MANAGEMENT, INC.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-21845
  D) City: WESTPORT             State: CT Zip Code: 06880 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): SHAPIRO CAPITAL MANAGEMENT CO., INC.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-04723
  D) City: ATLANTA              State: GA Zip Code: 30305 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  1.

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  1.

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  2.

8.A) Adviser Name (if any): FOUNDATION ADVISERS, INC.
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-45618
  D) City: CHARLOTTESVILLE      State: VA Zip Code: 22905 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): HARDING, LOEVNER MANAGEMENT, L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-36845
  D) City: SOMERVILLE           State: NJ Zip Code: 08876 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): MARATHON ASSET MANAGEMENT, LTD.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-36717
  D) City: LONDON               State:    Zip Code:       Zip Ext.:
     Foreign Country: UNITED KINGDOM       Foreign Postal Code: WC2H8AD



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  2.

8.A) Adviser Name (if any): MERCURY ASSET MANAGEMENT
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-10680
  D) City: NEW YORK             State: NY Zip Code: 10017 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): DELAWARE INTERNATIONAL ADVISERS, LTD.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-37702
  D) City: LONDON               State:    Zip Code:       Zip Ext.:
     Foreign Country: UNITED KINGDOM       Foreign Postal Code: EC2A1NQ

8.A) Adviser Name (if any): BEE & ASSOCIATES, INC.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-34538
  D) City: DENVER               State: CO Zip Code: 80202 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                         This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  3.

8.A) Adviser Name (if any): FOUNDATION ADVISERS, INC.
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-45618
  D) City: CHARLOTTESVILLE      State: VA Zip Code: 22905 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): EMERGING MARKETS MANAGEMENT
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-30740
  D) City: ARLINGTON            State: VA Zip Code: 22209 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): LAZARD FRERES ASSET MANAGEMENT
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-6568
  D) City: NEW YORK             State: NY Zip Code: 10020 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3


                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  4.

8.A) Adviser Name (if any): FOUNDATION ADVISERS
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-45618
  D) City: CHARLOTTESVILLE      State: VA Zip Code: 22905 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): ATLANTIC ASSET MANAGEMENT PARTNERS, INC.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-41596
  D) City: STAMFORD             State: CT Zip Code: 06902 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                         This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  4.

8.A) Adviser Name (if any): SEIX INVESTMENT ADVISORS, INC.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-42070
  D) City: WOODCLIFF LAKE       State: NJ Zip Code: 07675 Zip Ext.: 7633
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): SMITH BREEDEN ASSOCIATES, INC.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-17567
  D) City: CHAPEL               State: NC Zip Code: 27514 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3


                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  5.

8.A) Adviser Name (if any): FOUNDATION ADVISERS, INC.
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-45618
  D) City: CHARLOTTESVILLE      State: VA Zip Code: 22905 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): FISCHER FRANCIS TREES & WATTS, INC.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-10577
  D) City: NEW YORK             State: NY Zip Code: 10022 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                         This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  6.

8.A) Adviser Name (if any): WELLINGTON MANAGEMENT CO.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-15908
  D) City: BOSTON               State: MA Zip Code: 02109 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): STANDARD PACIFIC CAPITAL LLC
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-49080
  D) City: SAN FRANCISCO        State: CA Zip Code: 94108 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): FOUNDATION ADVISERS, INC.
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-45618
  D) City: CHARLOTTESVILLE      State: VA Zip Code: 22905 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3


                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  6.

8.A) Adviser Name (if any): BEE & ASSOCIATES, INC.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-34538
  D) City: DENVER               State: CO Zip Code: 80202 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): SEIX INVESTMENT ADVISORS, INC.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-42070
  D) City: WOODCLIFF LAKE       State: NJ Zip Code: 07675 Zip Ext.: 7633
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): GRANTHAM, MAYO VAN OTTERLOO & COMPANY
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-000000
  D) City: BOSTON               State: MA Zip Code: 02110 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                         This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  6.

8.A) Adviser Name (if any): HARDING, LOEVNER MANAGEMENT, L.P.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-36845
  D) City: SOMERVILLE           State: NJ Zip Code: 08876 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3


                                                          This page is being
     ADMINISTRATOR                                        filed for ALL series.

10.A) Administrator Name (if any):INVESTORS CAPITAL SERVICES, INC.
   B) File Number (if any):
   C) City: NEW YORK             State: NY Zip Code: 10020 Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

10.A) Administrator Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

10.A) Administrator Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

10.A) Administrator Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

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                              SCREEN NUMBER:  4

                                                         This page is being
     PRINCIPAL UNDERWRITER                                filed for ALL series.

11.A) Underwriter Name (if any): AMT CAPITAL SECURITIES, L.L.C.
   B) File Number: 8-51031
   C) City: NEW YORK             State: NY Zip Code: 10020 Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

11.A) Underwriter Name (if any):
   B) File Number: 8-
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

11.A) Underwriter Name (if any):
   B) File Number: 8-
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

11.A) Underwriter Name (if any):
   B) File Number: 8-
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

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                              SCREEN NUMBER:  5


                                                          This page is being
     SHAREHOLDER SERVICING AGENT                          filed for ALL series.

12.A) Agent Name (if any): INVESTORS BANK & TRUST COMPANY
   B) File Number (if any): 85-720
   C) City: BOSTON               State: MA Zip Code: 02116 Zip Ext.:


12.A) Agent Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:


12.A) Agent Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:


12.A) Agent Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:


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                              SCREEN NUMBER:  6

                                                         This page is being
     INDEPENDENT PUBLIC ACCOUNTANT                        filed for ALL series.

13.A) Accountant Name: PRICEWATERHOUSECOOPERS LLP
   B) City: NEW YORK             State: NY Zip Code: 10036 Zip Ext.:
      Foreign Country:                      Foreign Postal Code:


13.A) Accountant Name:
   B) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:


13.A) Accountant Name:
   B) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:


13.A) Accountant Name:
   B) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:


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                              SCREEN NUMBER:  7


                                                          This page is being
     AFFILIATED BROKER/DEALER                             filed for ALL series.

14.A) Broker/Dealer Name (if any):DELETE
   B) File Number: 8-


14.A) Broker/Dealer Name (if any):
   B) File Number: 8-


14.A) Broker/Dealer Name (if any):DELAWARE DISTRIBUTORS, L.P.
   B) File Number: 8-29755


14.A) Broker/Dealer Name (if any):LYNCH & MAYER SECURITIES CORP.
   B) File Number: 8-31026


14.A) Broker/Dealer Name (if any):LINCOLN NATIONAL LIFE INSURANCE CO.
   B) File Number: 8-13034


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                              SCREEN NUMBER:  8

                                                         This page is being
     AFFILIATED BROKER/DEALER                             filed for ALL series.

14.A) Broker/Dealer Name (if any):LNC EQUITY SALES CORP.
   B) File Number: 8-14685


14.A) Broker/Dealer Name (if any):
   B) File Number: 8-


14.A) Broker/Dealer Name (if any):
   B) File Number: 8-


14.A) Broker/Dealer Name (if any):
   B) File Number: 8-


14.A) Broker/Dealer Name (if any):
   B) File Number: 8-


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                              SCREEN NUMBER:  8


                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: INVESTORS BANK & TRUST COMPANY
   B) Is this a Custodian or Sub-custodian? (C/S): C
   C) City: BOSTON               State: MA Zip Code: 02116 Zip Ext.:
   D) Foreign Country:                      Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                         This page being
                                                          filed for ALL series.

18. Does Registrant's/Series' custodian(s) maintain some or all of Registrant's/Series' securities in a central depository or book-entry system pursuant to Rule 17f-4? (Y or N) Y

19.  Family of investment companies information:

   A)  Is Registrant part of a family of investment companies? (Y or N)  N

   B)  If 'Y' (Yes), state the number of registered management
         investment companies in the family:    0
         (NOTE: Count as a separate company each series of a series company and each portfolio of a multiple portfolio company; exclude all series of unit investment trusts from this number.)

   C)  Identify the family using 10 letters:
         (NOTE: In filing this form, use this identification consistently for all investment companies in the family including any unit investment trusts. This designation is for purposes of this form only.)


                              SCREEN NUMBER: 10


20. Brokerage commissions paid on portfolio transactions of Registrant:

 List the 10 brokers which received the largest amount of brokerage commissions (excluding dealer concessions in underwritings) by virtue of direct or in-direct participation in Registrant's portfolio transactions, set forth in order of size of gross commissions during the current reporting period:
(FOR SERIES COMPANIES, ITEMS 20 & 21 MUST BE ANSWERED IN TOTAL FOR ALL SERIES)
                                                                  Commissions
               Name of Broker                      IRS Number       Received
                                                                (000's omitted)
  D.E. SHAW SECURITIES L.P.                        13-2655998            356
  BEAR STEARNS & CO., INC.                         13-3299429            189
  PAINEWEBBER INC.                                 13-2638166            170
  WARBURG SECURITIES                               13-3340045            120
  MERRILL LYNCH & CO.                              13-5674085            170
  MORGAN (J.P.) SECURITIES, INC.                   13-3224016             97
  GOLDMAN SACHS & CO.                              13-5108880             73
  DLJ CAPITAL MARKETS                              13-2741729             46
  DEUTSCHE BANKRITIES, INC.                        13-2730828             38
  CREDIT SUISSE FIRST BOSTON                       13-5659485             34

21. Aggregate brokerage commissions paid by Registrant
    during current reporting period (000's omitted):     2184

                              SCREEN NUMBER: 11


22. Registrant's portfolio transactions with entities acting as principals:

 List the 10 entities acting as principals with whom Registrant did the largest amount of portfolio transactions (include all short-term obligations, and U.S. Gov't. & tax-free securities) in both the secondary market & in underwritten offerings set forth in order of size based upon total value of principal transactions during the current reporting period: (FOR SERIES COMPANIES, ITEMS
 22 AND 23 MUST BE ANSWERED IN TOTAL FOR ALL SERIES)      Registrant  Sales by
              Name of Entity                  IRS Number  Purchases  Registrant
                                                            (000's omitted)
INVESTORS BANK & TRUST                         N/A          16741981      26295
PRUDENTIAL SECURITIES, INC.                    23-2347336    7713518      49578
GOLDMAN SACHS                                  13-5108880     252846     250449
CREDIT SUISSE FIRST BOSTON (UK)                13-5659485     135373     168694
BANK OF MONTREAL - TMD                         N/A            303821          0
MORGAN STANLEY & CO, LTD.                      13-2655998     197370      87006
NOMURA SECURITIES INTERNATIONAL                13-2642206     244393      25774
DEN DANSKE                                     N/A            234661          0
MERRILL LYNCH PIERCE FENNIN                    13-5674085     110406      76080
BEAR STEARNS & CO., INC.                       13-3299429     107328      71893
23. Aggregate principal purchase/sale transactions of Registrant during current
    reporting period. C. Total Purchases:  32378298 D. Total Sales:   4628022
    (000's omitted)
                              SCREEN NUMBER: 12


                                                          This page being
                                                          filed for series  1.


24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): Y




     NOTE: If answer is 'N' (No), please go on to screen 15.







                              SCREEN NUMBER: 13

                                                         This page being
                                                          filed for series  2.






24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): N




     NOTE: If answer is 'N' (No), please go on to screen 15.







                              SCREEN NUMBER: 13


                                                          This page being
                                                          filed for series  3.






24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): N




     NOTE: If answer is 'N' (No), please go on to screen 15.







                              SCREEN NUMBER: 13

                                                         This page being
                                                          filed for series  4.






24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): Y




     NOTE: If answer is 'N' (No), please go on to screen 15.







                              SCREEN NUMBER: 13


                                                          This page being
                                                          filed for series  5.






24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): N




     NOTE: If answer is 'N' (No), please go on to screen 15.







                              SCREEN NUMBER: 13

                                                         This page being
                                                          filed for series  6.






24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): N




     NOTE: If answer is 'N' (No), please go on to screen 15.







                              SCREEN NUMBER: 13


                                                          This page being
                                                          filed for ALL series.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:
                                                          Type of  Value of any
          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                          D=debt    of current
                                                         E=equity     period
                                                                (000's omitted)
 CITICORP                                      13-3214963    D           1426
 CITIGROUP, INC.                               13-3214963    E           2624
 LEHMAN BROTHERS HOLDINGS, INC.                13-2518466    D            347
 BEAR STEARNS CO, INC.                         13-3299429    D           1236
 MERRILL LYNCH & CO., INC.                     13-5674085    D            370
 MORGAN STANLEY GROUP INC.                     13-3224016    D           1026
                                                                            0
                                                                            0


   Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER: 14


26. Considerations which affected the participation of brokers or dealers or other entities in commissions or other compensation paid on portfolio transactions of Registrant:

[ FOR SERIES COMPANIES THIS ITEM IS TO BE ANSWERED IN TOTAL FOR ALL SERIES ]

    Answer each of the following with 'Y' or 'N'.

  A) Sales of Registrant's/Series' shares -------------------------------- N
  B) Receipt of investment research and statistical information ---------- N
  C) Receipt of quotations for portfolio valuations ---------------------- N
  D) Ability to execute portfolio transactions to obtain best price and execution --------------------------------- Y
  E) Receipt of telephone line and wire services ------------------------- N
  F) Broker or dealer which is an affiliated person ---------------------- N
  G) Arrangement to return or credit part or all of commissions or profits thereon:
       (i) To investment adviser, principal underwriter, or an affiliated person of either ---------------------------- N
      (ii)  To Registrant ------------------------------------------------ Y
  H) Other --------------------------------------------------------------- N


                              SCREEN NUMBER: 15




    SALES AND REPURCHASES





27. Is Registrant an open-end investment company? (Y or N): Y


     NOTE: If answer is 'N' (No), please delete any answers you may have entered for questions 28 through 44.

           If you have done this already or not yet responded to question 28 through 44, please jump to Screen Number 23.








                              SCREEN NUMBER: 16

                                                          This page being
28. Monthly Sales and Repurchases of                      filed for series  1.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $     7444    $      553    $        0     $     2165
B) Second month of period $     2515    $        0    $        0     $      706
C) Third  month of period $     3399    $        0    $        0     $     1435
D) Fourth month of period $      775    $      328    $        0     $     1852
E) Fifth  month of period $     8884    $    12134    $        0     $     4573
F) Sixth  month of period $      857    $    14818    $        0     $     7573
G)      Total             $    23874    $    27833    $        0     $    18304

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $        0
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                          This page being
28. Monthly Sales and Repurchases of                      filed for series  2.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $     1698    $     2476    $        0     $      435
B) Second month of period $      357    $        0    $        0     $      477
C) Third  month of period $      706    $        0    $        0     $     5822
D) Fourth month of period $      706    $        0    $        0     $      175
E) Fifth  month of period $       94    $     5000    $        0     $      130
F) Sixth  month of period $     7236    $    12254    $        0     $     7936
G)      Total             $    10797    $    19730    $        0     $    14975

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $        0
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                          This page being
28. Monthly Sales and Repurchases of                      filed for series  3.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $     2556    $        0    $        0     $      184
B) Second month of period $        0    $        0    $        0     $      446
C) Third  month of period $        0    $     1451    $        0     $      551
D) Fourth month of period $        0    $        0    $        0     $       34
E) Fifth  month of period $        0    $        0    $        0     $       34
F) Sixth  month of period $      510    $        0    $        0     $      607
G)      Total             $     3066    $     1451    $        0     $     1856

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $        0
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                          This page being
28. Monthly Sales and Repurchases of                      filed for series  4.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $     1649    $      605    $        0     $     2103
B) Second month of period $     2174    $      629    $        0     $     2637
C) Third  month of period $     5196    $      645    $        0     $     2151
D) Fourth month of period $     2620    $      634    $        0     $     1344
E) Fifth  month of period $     5709    $      639    $        0     $     1995
F) Sixth  month of period $     8922    $     1758    $        0     $    18322
G)      Total             $    26270    $     4910    $        0     $    28552

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $        0
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                          This page being
28. Monthly Sales and Repurchases of                      filed for series  5.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $     2210    $      292    $        0     $    10599
B) Second month of period $     1715    $      270    $        0     $     6410
C) Third  month of period $     5169    $      249    $        0     $     6650
D) Fourth month of period $     4551    $      241    $        0     $     1590
E) Fifth  month of period $     3193    $      253    $        0     $     3527
F) Sixth  month of period $    14137    $      253    $        0     $     4944
G)      Total             $    30975    $     1558    $        0     $    33720

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $        0
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                          This page being
28. Monthly Sales and Repurchases of                      filed for series  6.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $     2098    $     2353    $        0     $     6685
B) Second month of period $     3887    $        0    $        0     $     3621
C) Third  month of period $      366    $        0    $        0     $    27691
D) Fourth month of period $     1166    $        0    $        0     $      420
E) Fifth  month of period $     4438    $      104    $        0     $    13625
F) Sixth  month of period $     1807    $     2029    $        0     $     9764
G)      Total             $    13762    $     4486    $        0     $    61806

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $        0
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                          This page being
                                                          filed for ALL series.

29. Was a front-end sales load deducted from any share sales during the reporting period? (Y or N) ------------------------- N

    NOTE: If answer is 'N' (No), please jump to Screen Number 20.

30.A) Total front-end sales loads collected from sales
      (including exchanges) by principal underwriter
      or by any underwriter which is an affiliated
      person of the principal underwriter, of
      Registrant's/Series' shares during the
      current period (000's omitted) ------------------------------ $     0

   B) What is the maximum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%

   C) What is the minimum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%




                              SCREEN NUMBER: 18

                                                          This page being
                                                          filed for ALL series.

31.A) Net amount retained by Registrant's/Series' principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period
   ($000's omitted). ------------------------------------ $      0
31.B) Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter which is an affiliated person of the principal under-writer thereof to persons or entities selling Registrant's/Series' shares
   exceeded that reported in Item 30 ($000's omitted). -- $      0

32. Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter paid to dealers which are not affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end
   sales load during current period ($000's omitted). --- $      0

33. Amount paid to a captive retail sales force of Registrant's/Series' principal underwriter or of any underwriter or dealer which is an af-filiated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period
   ($000's omitted). ------------------------------------ $      0
                              SCREEN NUMBER: 19

                                                          This page being
                                                          filed for ALL series.


34. Did Registrant/Series impose a deferred or contingent deferred sales load during the reporting period? (Y or N) ------ N

    NOTE: If answer is 'N' (No), skip the remaining questions on this screen and proceed to Screen Number 21.

35. Total deferred or contingent deferred sales loads collected during current period from redemptions and repurchases of
    Registrant's/Series' shares ($000's omitted) ------------------ $     0

36.A) Did Registrant/Series retain all monies collected from the deferred or contingent deferred sales loads during the reporting period? (Y or N) -----------------------------------

   B) If the answer to sub-item 36A is 'N' (No), state the net amount Registrant/Series retained from deferred or
      contingent deferred sales loads ($000's omitted) ------------ $     0



                              SCREEN NUMBER: 20

                                                          This page being
                                                          filed for ALL series.

37. Did Registrant/Series impose a redemption fee other than a deferred or contingent sales load during the reporting period? (Y or N) --- N
    NOTE: If answer is 'N' (No), go to item 39.

38. Total amount of redemption fees other than deferred or contingent deferred sales loads collected from redemptions and repurchases of Registrant's/Series' shares during the current period.
    ($000's omitted) ------------------------------------------------- $     0

39. Were any account maintenance fees or other administrative fees imposed directly on shareholders during the current period? (Y or N) ----- N

40. During the period, did the Registrant/Series have a plan of distribution adopted pursuant to rule 12b-1? (Y or N) ------------ N
    NOTE: If answer is 'N' (No), jump to Screen 23 for your next screen.

41. During the period, did Registrant/Series use its assets directly to make payments under the 12b-1 plan? (Y or N) ------------------ N
    NOTE: If answer is 'N' (No), go to next screen (Screen 22) and begin answering at question 44.

                              SCREEN NUMBER: 21

                                                          This page being
42. For the current period, indicate the                  filed for ALL series.
    percentage of total dollars paid directly
    by Registrant/Series under the 12b-1 plan for each of the following:
    (Round to the nearest whole percent)
   A) Advertising -------------------------------------------------   0%
   B) Printing and mailing of prospectuses to other than
      current shareholders ----------------------------------------   0%
   C) Payments to underwriters ------------------------------------   0%
   D) Payments to brokers or dealers ------------------------------   0%
   E) Direct payments to sales personnel --------------------------   0%
   F) Payments to banks and savings and loans ---------------------   0%
   G) Other uses, incl. payments to investment adviser
      separate from the advisory fee ------------------------------   0%
   H) Unallocated payments made for a combination of such services    0%

43. Total amount paid directly by Registrant/Series pursuant
    to its 12b-1 plan ($000's omitted) ---------------------------- $     0

44. If an investment adviser or other affiliated person of Registrant/Series made unreimbursed payments pursuant to Registrant's/Series' 12b-1 plan,
    state the total amount of such payments. ($000's omitted) ----- $     0


                              SCREEN NUMBER: 22

Contracts                                                 This page being
                                                          filed for series  1.
45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------ Y
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- N
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.
                                              SINGLE FEE RATE -------  0.000%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $       0                            0.000%
    B) of next -              $       0                            0.000%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $       0                            0.000%
                              SCREEN NUMBER: 23

Contracts                                                 This page being
                                                          filed for series  2.
45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------ Y
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- N
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.
                                              SINGLE FEE RATE -------  0.000%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $       0                            0.000%
    B) of next -              $       0                            0.000%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $       0                            0.000%
                              SCREEN NUMBER: 23

Contracts                                                 This page being
                                                          filed for series  3.
45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------ Y
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- N
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.
                                              SINGLE FEE RATE -------  0.000%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $       0                            0.000%
    B) of next -              $       0                            0.000%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $       0                            0.000%
                              SCREEN NUMBER: 23

Contracts                                                 This page being
                                                          filed for series  4.
45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------ Y
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- N
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.
                                              SINGLE FEE RATE -------  0.000%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $       0                            0.000%
    B) of next -              $       0                            0.000%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $       0                            0.000%
                              SCREEN NUMBER: 23

Contracts                                                 This page being
                                                          filed for series  5.
45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------ N
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.
                                              SINGLE FEE RATE -------  0.000%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $     100                            0.200%
    B) of next -              $       0                            0.000%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $     100                            0.150%
                              SCREEN NUMBER: 23

Contracts                                                 This page being
                                                          filed for series  6.
45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------ Y
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- N
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.
                                              SINGLE FEE RATE -------  0.000%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $       0                            0.000%
    B) of next -              $       0                            0.000%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $       0                            0.000%
                              SCREEN NUMBER: 23

                                                          This page being
    ADVISORY FEE                                          filed for series  1.

                                                                      (Y or N)
49. Was Registrant's/Series' advisory fee during the period based
    solely on a percentage of its income? --------------------------    N

50. Was Registrant's/Series' advisory fee during the period based
    on some combined percentage of its income & assets? ------------    N

51. Was Registrant's/Series' advisory fee during the period based
    in whole or in part on its investment performance? -------------    Y

52. Was Registrant's/Series' advisory fee during the period based in whole or in part upon the assets, income or performance of
    other registrants? ---------------------------------------------    N

53.A) Were the expenses of the Registrant/Series limited or re-
      duced at any time during the period by some agreement or
      understanding other than by blue sky laws? -------------------    N
      [ If 53A is 'Y' (Yes), was limitation that applied during
         current period based upon: ]
                                     B) Assets?   C) Income?      (Y or N)

                              SCREEN NUMBER: 24

                                                          This page being
    ADVISORY FEE                                          filed for series  2.

                                                                      (Y or N)
49. Was Registrant's/Series' advisory fee during the period based
    solely on a percentage of its income? --------------------------    N

50. Was Registrant's/Series' advisory fee during the period based
    on some combined percentage of its income & assets? ------------    N

51. Was Registrant's/Series' advisory fee during the period based
    in whole or in part on its investment performance? -------------    Y

52. Was Registrant's/Series' advisory fee during the period based in whole or in part upon the assets, income or performance of
    other registrants? ---------------------------------------------    N

53.A) Were the expenses of the Registrant/Series limited or re-
      duced at any time during the period by some agreement or
      understanding other than by blue sky laws? -------------------    N
      [ If 53A is 'Y' (Yes), was limitation that applied during
         current period based upon: ]
                                     B) Assets?   C) Income?      (Y or N)

                              SCREEN NUMBER: 24

                                                          This page being
    ADVISORY FEE                                          filed for series  3.

                                                                      (Y or N)
49. Was Registrant's/Series' advisory fee during the period based
    solely on a percentage of its income? --------------------------    N

50. Was Registrant's/Series' advisory fee during the period based
    on some combined percentage of its income & assets? ------------    N

51. Was Registrant's/Series' advisory fee during the period based
    in whole or in part on its investment performance? -------------    Y

52. Was Registrant's/Series' advisory fee during the period based in whole or in part upon the assets, income or performance of
    other registrants? ---------------------------------------------    N

53.A) Were the expenses of the Registrant/Series limited or re-
      duced at any time during the period by some agreement or
      understanding other than by blue sky laws? -------------------    N
      [ If 53A is 'Y' (Yes), was limitation that applied during
         current period based upon: ]
                                     B) Assets?   C) Income?      (Y or N)

                              SCREEN NUMBER: 24

                                                          This page being
    ADVISORY FEE                                          filed for series  4.

                                                                      (Y or N)
49. Was Registrant's/Series' advisory fee during the period based
    solely on a percentage of its income? --------------------------    N

50. Was Registrant's/Series' advisory fee during the period based
    on some combined percentage of its income & assets? ------------    N

51. Was Registrant's/Series' advisory fee during the period based
    in whole or in part on its investment performance? -------------    Y

52. Was Registrant's/Series' advisory fee during the period based in whole or in part upon the assets, income or performance of
    other registrants? ---------------------------------------------    N

53.A) Were the expenses of the Registrant/Series limited or re-
      duced at any time during the period by some agreement or
      understanding other than by blue sky laws? -------------------    N
      [ If 53A is 'Y' (Yes), was limitation that applied during
         current period based upon: ]
                                     B) Assets?   C) Income?      (Y or N)

                              SCREEN NUMBER: 24

                                                          This page being
    ADVISORY FEE                                          filed for series  5.

                                                                      (Y or N)
49. Was Registrant's/Series' advisory fee during the period based
    solely on a percentage of its income? --------------------------    N

50. Was Registrant's/Series' advisory fee during the period based
    on some combined percentage of its income & assets? ------------    N

51. Was Registrant's/Series' advisory fee during the period based
    in whole or in part on its investment performance? -------------    N

52. Was Registrant's/Series' advisory fee during the period based in whole or in part upon the assets, income or performance of
    other registrants? ---------------------------------------------    N

53.A) Were the expenses of the Registrant/Series limited or re-
      duced at any time during the period by some agreement or
      understanding other than by blue sky laws? -------------------    Y
      [ If 53A is 'Y' (Yes), was limitation that applied during
         current period based upon: ]
                                     B) Assets? Y C) Income? N    (Y or N)

                              SCREEN NUMBER: 24

                                                          This page being
    ADVISORY FEE                                          filed for series  6.

                                                                      (Y or N)
49. Was Registrant's/Series' advisory fee during the period based
    solely on a percentage of its income? --------------------------    N

50. Was Registrant's/Series' advisory fee during the period based
    on some combined percentage of its income & assets? ------------    N

51. Was Registrant's/Series' advisory fee during the period based
    in whole or in part on its investment performance? -------------    Y

52. Was Registrant's/Series' advisory fee during the period based in whole or in part upon the assets, income or performance of
    other registrants? ---------------------------------------------    N

53.A) Were the expenses of the Registrant/Series limited or re-
      duced at any time during the period by some agreement or
      understanding other than by blue sky laws? -------------------    N
      [ If 53A is 'Y' (Yes), was limitation that applied during
         current period based upon: ]
                                     B) Assets?   C) Income?      (Y or N)

                              SCREEN NUMBER: 24

                                                          This page being
                                                          filed for ALL series.

54. Indicate below whether services were supplied or paid for wholly or in substantial part by investment adviser(s) or administrator(s) in connection with the advisory or administrative contract(s) but for which the adviser(s) or administrator(s) are not reimbursed by the Registrant:
                                                                       (Y or N)
  A) Occupancy and office rental ------------------------------------------ Y
  B) Clerical and bookkeeping services ------------------------------------ Y
  C) Accounting services -------------------------------------------------- N
  D) Services of independent auditors ------------------------------------- N
  E) Services of outside counsel ------------------------------------------ N
  F) Registration and filing fees ----------------------------------------- N
  G) Stationery, supplies and printing ------------------------------------ Y
  H) Salaries & compensation of Registrant's interested directors --------- Y
  I) Salaries & compensation of Registrant's disinterested directors ------ N
  J) Salaries & compensation of Registrant's officers who are not directors Y
  K) Reports to current shareholders -------------------------------------- N
  L) Determination of offering and redemption prices ---------------------- N
  M) Trading department --------------------------------------------------- Y
  N) Prospectus preparation and printing for current shareholders --------- N
  O) Other ---------------------------------------------------------------- Y

                              SCREEN NUMBER: 25

                                                          This page being
                                                          filed for series  1.
    MISCELLANEOUS INFORMATION


55. Did Registrant/Series have any of the following
    outstanding at any time during the current period               (Y or N)
    which exceeded 1% of aggregate net assets?

    A) Overdrafts --------------------------------------------------    N
    B) Bank Loans --------------------------------------------------    N


56. During the period did the Registrant's/Series' investment adviser(s)
    have advisory clients other than investment companies? ---------    Y


57. Did the Registrant/Series adjust the number of its shares
    outstanding by means of a stock split or stock dividend? -------    N





                              SCREEN NUMBER: 26

                                                          This page being
                                                          filed for series  2.
    MISCELLANEOUS INFORMATION


55. Did Registrant/Series have any of the following
    outstanding at any time during the current period               (Y or N)
    which exceeded 1% of aggregate net assets?

    A) Overdrafts --------------------------------------------------    N
    B) Bank Loans --------------------------------------------------    N


56. During the period did the Registrant's/Series' investment adviser(s)
    have advisory clients other than investment companies? ---------    Y


57. Did the Registrant/Series adjust the number of its shares
    outstanding by means of a stock split or stock dividend? -------    N





                              SCREEN NUMBER: 26

                                                          This page being
                                                          filed for series  3.
    MISCELLANEOUS INFORMATION


55. Did Registrant/Series have any of the following
    outstanding at any time during the current period               (Y or N)
    which exceeded 1% of aggregate net assets?

    A) Overdrafts --------------------------------------------------    N
    B) Bank Loans --------------------------------------------------    N


56. During the period did the Registrant's/Series' investment adviser(s)
    have advisory clients other than investment companies? ---------    Y


57. Did the Registrant/Series adjust the number of its shares
    outstanding by means of a stock split or stock dividend? -------    N





                              SCREEN NUMBER: 26

                                                          This page being
                                                          filed for series  4.
    MISCELLANEOUS INFORMATION


55. Did Registrant/Series have any of the following
    outstanding at any time during the current period               (Y or N)
    which exceeded 1% of aggregate net assets?

    A) Overdrafts --------------------------------------------------    N
    B) Bank Loans --------------------------------------------------    N


56. During the period did the Registrant's/Series' investment adviser(s)
    have advisory clients other than investment companies? ---------    Y


57. Did the Registrant/Series adjust the number of its shares
    outstanding by means of a stock split or stock dividend? -------    N





                              SCREEN NUMBER: 26

                                                          This page being
                                                          filed for series  5.
    MISCELLANEOUS INFORMATION


55. Did Registrant/Series have any of the following
    outstanding at any time during the current period               (Y or N)
    which exceeded 1% of aggregate net assets?

    A) Overdrafts --------------------------------------------------    N
    B) Bank Loans --------------------------------------------------    N


56. During the period did the Registrant's/Series' investment adviser(s)
    have advisory clients other than investment companies? ---------    Y


57. Did the Registrant/Series adjust the number of its shares
    outstanding by means of a stock split or stock dividend? -------    N





                              SCREEN NUMBER: 26

                                                          This page being
                                                          filed for series  6.
    MISCELLANEOUS INFORMATION


55. Did Registrant/Series have any of the following
    outstanding at any time during the current period               (Y or N)
    which exceeded 1% of aggregate net assets?

    A) Overdrafts --------------------------------------------------    N
    B) Bank Loans --------------------------------------------------    N


56. During the period did the Registrant's/Series' investment adviser(s)
    have advisory clients other than investment companies? ---------    Y


57. Did the Registrant/Series adjust the number of its shares
    outstanding by means of a stock split or stock dividend? -------    N





                              SCREEN NUMBER: 26

                                                          This page being
      CLASSIFICATION                                      filed for series  1.
                                                                      (Y or N)
58.A) Is Registrant/Series a separate account of an insurance company?    N
      If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:
      B) Variable annuity contracts? ---------------------------------
      C) Scheduled premium variable life contracts? ------------------
      D) Flexible premium variable life contracts? -------------------
      E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------    Y

60.A) Was Registrant/Series a diversified investment company at any
      time during the reporting period? ------------------------------    N
   B) Is Registrant/Series a diversified investment company as of the
      end of the reporting period? -----------------------------------    N

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $  100000

                              SCREEN NUMBER: 27

                                                          This page being
      CLASSIFICATION                                      filed for series  2.
                                                                      (Y or N)
58.A) Is Registrant/Series a separate account of an insurance company?    N
      If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:
      B) Variable annuity contracts? ---------------------------------
      C) Scheduled premium variable life contracts? ------------------
      D) Flexible premium variable life contracts? -------------------
      E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------    Y

60.A) Was Registrant/Series a diversified investment company at any
      time during the reporting period? ------------------------------    N
   B) Is Registrant/Series a diversified investment company as of the
      end of the reporting period? -----------------------------------    N

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $  100000

                              SCREEN NUMBER: 27

                                                          This page being
      CLASSIFICATION                                      filed for series  3.
                                                                      (Y or N)
58.A) Is Registrant/Series a separate account of an insurance company?    N
      If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:
      B) Variable annuity contracts? ---------------------------------
      C) Scheduled premium variable life contracts? ------------------
      D) Flexible premium variable life contracts? -------------------
      E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------    Y

60.A) Was Registrant/Series a diversified investment company at any
      time during the reporting period? ------------------------------    N
   B) Is Registrant/Series a diversified investment company as of the
      end of the reporting period? -----------------------------------    N

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $  100000

                              SCREEN NUMBER: 27

                                                          This page being
      CLASSIFICATION                                      filed for series  4.
                                                                      (Y or N)
58.A) Is Registrant/Series a separate account of an insurance company?    N
      If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:
      B) Variable annuity contracts? ---------------------------------
      C) Scheduled premium variable life contracts? ------------------
      D) Flexible premium variable life contracts? -------------------
      E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------    Y

60.A) Was Registrant/Series a diversified investment company at any
      time during the reporting period? ------------------------------    N
   B) Is Registrant/Series a diversified investment company as of the
      end of the reporting period? -----------------------------------    N

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $  100000

                              SCREEN NUMBER: 27

                                                          This page being
      CLASSIFICATION                                      filed for series  5.
                                                                      (Y or N)
58.A) Is Registrant/Series a separate account of an insurance company?    N
      If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:
      B) Variable annuity contracts? ---------------------------------
      C) Scheduled premium variable life contracts? ------------------
      D) Flexible premium variable life contracts? -------------------
      E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------    Y

60.A) Was Registrant/Series a diversified investment company at any
      time during the reporting period? ------------------------------    N
   B) Is Registrant/Series a diversified investment company as of the
      end of the reporting period? -----------------------------------    N

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $   50000

                              SCREEN NUMBER: 27

                                                          This page being
      CLASSIFICATION                                      filed for series  6.
                                                                      (Y or N)
58.A) Is Registrant/Series a separate account of an insurance company?    N
      If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:
      B) Variable annuity contracts? ---------------------------------
      C) Scheduled premium variable life contracts? ------------------
      D) Flexible premium variable life contracts? -------------------
      E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------    Y

60.A) Was Registrant/Series a diversified investment company at any
      time during the reporting period? ------------------------------    N
   B) Is Registrant/Series a diversified investment company as of the
      end of the reporting period? -----------------------------------    N

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $  100000

                              SCREEN NUMBER: 27

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  1.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   N
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  2.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   N
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  3.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   N
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  4.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   Y
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                 10.7% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               1.5% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                         10.3% N) U.S. Government Agency  42.2%
O) State and Municipal tax-free           2.0% P) Corporate               33.3%
Q) All other                             13.6%

R) Investments other than debt securities   1.2%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  5.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   Y
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                         13.8% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         4.0%
G) Bank Certificates of deposit-Foreign   8.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.7% J) Time deposits            3.9%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   1.4%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                             67.7%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  6.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   N
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

                                                          This page being
                                                          filed for series  1.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                  B: 0.0  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) -----------------------------------

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) --------------------------------------
      [If answer is 'N' (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

                                                          This page being
                                                          filed for series  2.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                  B: 0.0  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) -----------------------------------

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) --------------------------------------
      [If answer is 'N' (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

                                                          This page being
                                                          filed for series  3.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                  B: 0.0  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) -----------------------------------

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) --------------------------------------
      [If answer is 'N' (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

                                                          This page being
                                                          filed for series  4.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                  B: 6.8 years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) ----------------------------------- N

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) -------------------------------------- N
      [If answer is 'N' (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

                                                          This page being
                                                          filed for series  5.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A: 180  days
                                                                  B: 0.0  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) ----------------------------------- N

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) -------------------------------------- N
      [If answer is 'N' (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

                                                          This page being
                                                          filed for series  6.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                  B: 0.0  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) -----------------------------------

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) --------------------------------------
      [If answer is 'N' (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29


66.A) Is the Registrant/Series a fund that                This page being
      usually invests in equity securities,               filed for series  1.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- Y
If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation --------------------------- N
         C) Capital appreciation -------------------------------------- N
         D) Growth ---------------------------------------------------- N
         E) Growth and income ----------------------------------------- N
         F) Income ---------------------------------------------------- N
         G) Total return ---------------------------------------------- Y

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                              SCREEN NUMBER: 30

66.A) Is the Registrant/Series a fund that                This page being
      usually invests in equity securities,               filed for series  2.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- Y
If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation --------------------------- N
         C) Capital appreciation -------------------------------------- N
         D) Growth ---------------------------------------------------- N
         E) Growth and income ----------------------------------------- N
         F) Income ---------------------------------------------------- N
         G) Total return ---------------------------------------------- Y

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- Y
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                              SCREEN NUMBER: 30

66.A) Is the Registrant/Series a fund that                This page being
      usually invests in equity securities,               filed for series  3.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- Y
If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation --------------------------- N
         C) Capital appreciation -------------------------------------- N
         D) Growth ---------------------------------------------------- N
         E) Growth and income ----------------------------------------- N
         F) Income ---------------------------------------------------- N
         G) Total return ---------------------------------------------- Y

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- Y
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                              SCREEN NUMBER: 30

66.A) Is the Registrant/Series a fund that                This page being
      usually invests in equity securities,               filed for series  4.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- N
If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation ---------------------------
         C) Capital appreciation --------------------------------------
         D) Growth ----------------------------------------------------
         E) Growth and income -----------------------------------------
         F) Income ----------------------------------------------------
         G) Total return ----------------------------------------------

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                              SCREEN NUMBER: 30

66.A) Is the Registrant/Series a fund that                This page being
      usually invests in equity securities,               filed for series  5.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- N
If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation ---------------------------
         C) Capital appreciation --------------------------------------
         D) Growth ----------------------------------------------------
         E) Growth and income -----------------------------------------
         F) Income ----------------------------------------------------
         G) Total return ----------------------------------------------

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                              SCREEN NUMBER: 30

66.A) Is the Registrant/Series a fund that                This page being
      usually invests in equity securities,               filed for series  6.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- Y
If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation --------------------------- N
         C) Capital appreciation -------------------------------------- N
         D) Growth ---------------------------------------------------- N
         E) Growth and income ----------------------------------------- N
         F) Income ---------------------------------------------------- N
         G) Total return ---------------------------------------------- Y

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- Y
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                              SCREEN NUMBER: 30

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  1.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           Y
B) Writing or investing in options on equities             Y           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        Y           N
E) Writing or investing in interest rate futures           Y           N
F) Writing or investing in stock index futures             Y           Y
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  Y           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           Y
K) Investments in shares of other investment companies     Y           Y
L) Investments in securities of foreign issuers            Y           Y
M) Currency exchange transactions                          Y           N
N) Loaning portfolio securities                            Y           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  N           N
Q) Margin purchases                                        N           N
R) Short selling                                           Y           Y

                              SCREEN NUMBER: 31

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  2.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           Y
B) Writing or investing in options on equities             Y           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        Y           Y
E) Writing or investing in interest rate futures           Y           N
F) Writing or investing in stock index futures             Y           Y
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  Y           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           Y
K) Investments in shares of other investment companies     Y           Y
L) Investments in securities of foreign issuers            Y           Y
M) Currency exchange transactions                          Y           Y
N) Loaning portfolio securities                            Y           Y
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  N           N
Q) Margin purchases                                        N           N
R) Short selling                                           Y           N

                              SCREEN NUMBER: 31
                                           This page being
     INVESTMENT PRACTICES                                 filed for series  3.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           Y
B) Writing or investing in options on equities             Y           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        Y           N
E) Writing or investing in interest rate futures           Y           N
F) Writing or investing in stock index futures             Y           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  Y           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           Y
K) Investments in shares of other investment companies     Y           Y
L) Investments in securities of foreign issuers            Y           Y
M) Currency exchange transactions                          Y           Y
N) Loaning portfolio securities                            Y           Y
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  N           N
Q) Margin purchases                                        N           N
R) Short selling                                           Y           N

                              SCREEN NUMBER: 31

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  4.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           Y
B) Writing or investing in options on equities             Y           N
C) Writing or investing in options on debt securities      Y           Y
D) Writing or investing in options on stock indices        Y           N
E) Writing or investing in interest rate futures           Y           Y
F) Writing or investing in stock index futures             Y           N
G) Writing or investing in options on futures              Y           Y
H) Writing or investing in options on stock index futures  Y           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           Y
K) Investments in shares of other investment companies     Y           N
L) Investments in securities of foreign issuers            Y           Y
M) Currency exchange transactions                          Y           Y
N) Loaning portfolio securities                            Y           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  N           N
Q) Margin purchases                                        N           N
R) Short selling                                           Y           Y

                              SCREEN NUMBER: 31

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  5.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           Y
B) Writing or investing in options on equities             Y           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        Y           N
E) Writing or investing in interest rate futures           Y           Y
F) Writing or investing in stock index futures             Y           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  Y           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           Y
K) Investments in shares of other investment companies     Y           N
L) Investments in securities of foreign issuers            Y           N
M) Currency exchange transactions                          Y           N
N) Loaning portfolio securities                            Y           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  N           N
Q) Margin purchases                                        N           N
R) Short selling                                           Y           N

                              SCREEN NUMBER: 31

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  6.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           Y
B) Writing or investing in options on equities             Y           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        Y           Y
E) Writing or investing in interest rate futures           Y           Y
F) Writing or investing in stock index futures             Y           Y
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  Y           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           Y
K) Investments in shares of other investment companies     Y           Y
L) Investments in securities of foreign issuers            Y           Y
M) Currency exchange transactions                          Y           Y
N) Loaning portfolio securities                            Y           Y
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  N           N
Q) Margin purchases                                        N           N
R) Short selling                                           Y           Y

                              SCREEN NUMBER: 31

                                                          This page being
71. Portfolio turnover rate for the current               filed for series  1.
reporting period

   A) Purchases ($000's omitted) ----------------------------------  $   261466
   B) Sales [including all maturities] ($000's omitted) -----------  $   253832
   C) Monthly average value of portfolio ($000's omitted) ---------  $   258209
   D) Percent turnover (use lesser of 71A) or 71B) divided by 71C))     98%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------  12 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $    1755
   C) Net dividend income -----------------------------------------  $    3255
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES
   F) Advisory fees -----------------------------------------------  $    1524
   G) Administrator(s) fees ---------------------------------------  $     161
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                          This page being
71. Portfolio turnover rate for the current               filed for series  2.
reporting period

   A) Purchases ($000's omitted) ----------------------------------  $    96218
   B) Sales [including all maturities] ($000's omitted) -----------  $    74962
   C) Monthly average value of portfolio ($000's omitted) ---------  $   244834
   D) Percent turnover (use lesser of 71A) or 71B) divided by 71C))     31%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------  12 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $     717
   C) Net dividend income -----------------------------------------  $    5207
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES
   F) Advisory fees -----------------------------------------------  $    1147
   G) Administrator(s) fees ---------------------------------------  $     195
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                          This page being
71. Portfolio turnover rate for the current               filed for series  3.
reporting period

   A) Purchases ($000's omitted) ----------------------------------  $    38871
   B) Sales [including all maturities] ($000's omitted) -----------  $    31877
   C) Monthly average value of portfolio ($000's omitted) ---------  $    66941
   D) Percent turnover (use lesser of 71A) or 71B) divided by 71C))     48%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------  12 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $     248
   C) Net dividend income -----------------------------------------  $    1531
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES
   F) Advisory fees -----------------------------------------------  $    1636
   G) Administrator(s) fees ---------------------------------------  $      38
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32
                                                     This page being
71. Portfolio turnover rate for the current               filed for series  4.
reporting period

   A) Purchases ($000's omitted) ----------------------------------  $   639618
   B) Sales [including all maturities] ($000's omitted) -----------  $   603490
   C) Monthly average value of portfolio ($000's omitted) ---------  $   183729
   D) Percent turnover (use lesser of 71A) or 71B) divided by 71C))    329%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------  12 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $   11852
   C) Net dividend income -----------------------------------------  $     108
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES
   F) Advisory fees -----------------------------------------------  $     369
   G) Administrator(s) fees ---------------------------------------  $     104
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                          This page being
71. Portfolio turnover rate for the current               filed for series  5.
reporting period

   A) Purchases ($000's omitted) ----------------------------------  $   147641
   B) Sales [including all maturities] ($000's omitted) -----------  $   177564
   C) Monthly average value of portfolio ($000's omitted) ---------  $    52637
   D) Percent turnover (use lesser of 71A) or 71B) divided by 71C))    280%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------  12 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $    3466
   C) Net dividend income -----------------------------------------  $       0
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES
   F) Advisory fees -----------------------------------------------  $     138
   G) Administrator(s) fees ---------------------------------------  $      33
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                          This page being
71. Portfolio turnover rate for the current               filed for series  6.
reporting period

   A) Purchases ($000's omitted) ----------------------------------  $   626387
   B) Sales [including all maturities] ($000's omitted) -----------  $   733760
   C) Monthly average value of portfolio ($000's omitted) ---------  $   319487
   D) Percent turnover (use lesser of 71A) or 71B) divided by 71C))    196%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------  12 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $    5274
   C) Net dividend income -----------------------------------------  $    3509
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES
   F) Advisory fees -----------------------------------------------  $    1122
   G) Administrator(s) fees ---------------------------------------  $     332
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  1.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $       32
   J) Custodian fees ------------------------------------- $      211
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $        0
   M) Directors' fees ------------------------------------ $        0
   N) Registration fees ---------------------------------- $       37
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $      116
   S) Legal fees ----------------------------------------- $        9
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $        0
   U) Amortization of organization expenses -------------- $        4
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $       21
   X) Total expenses ------------------------------------- $     2115

                              SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  2.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $       27
   J) Custodian fees ------------------------------------- $      485
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $        0
   M) Directors' fees ------------------------------------ $        0
   N) Registration fees ---------------------------------- $       25
   O) Taxes ---------------------------------------------- $      142
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $      141
   S) Legal fees ----------------------------------------- $        8
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $        0
   U) Amortization of organization expenses -------------- $        2
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $       13
   X) Total expenses ------------------------------------- $     2184

                              SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  3.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $       13
   J) Custodian fees ------------------------------------- $      331
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $        0
   M) Directors' fees ------------------------------------ $        0
   N) Registration fees ---------------------------------- $        5
   O) Taxes ---------------------------------------------- $       78
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $       92
   S) Legal fees ----------------------------------------- $        2
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $        0
   U) Amortization of organization expenses -------------- $        0
   V) Shareholder meeting expenses ----------------------- $        1
   W) Other expenses ------------------------------------- $        4
   X) Total expenses ------------------------------------- $     2200

                              SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  4.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $       26
   J) Custodian fees ------------------------------------- $      236
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $        0
   M) Directors' fees ------------------------------------ $        0
   N) Registration fees ---------------------------------- $       24
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $       98
   S) Legal fees ----------------------------------------- $        6
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $        0
   U) Amortization of organization expenses -------------- $        2
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $       19
   X) Total expenses ------------------------------------- $      884

                              SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  5.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $       19
   J) Custodian fees ------------------------------------- $       49
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $        0
   M) Directors' fees ------------------------------------ $        0
   N) Registration fees ---------------------------------- $       11
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $       61
   S) Legal fees ----------------------------------------- $        2
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $        0
   U) Amortization of organization expenses -------------- $        1
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $        7
   X) Total expenses ------------------------------------- $      321

                              SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  6.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $       27
   J) Custodian fees ------------------------------------- $      524
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $        0
   M) Directors' fees ------------------------------------ $        0
   N) Registration fees ---------------------------------- $       67
   O) Taxes ---------------------------------------------- $       13
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $      161
   S) Legal fees ----------------------------------------- $       11
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $        0
   U) Amortization of organization expenses -------------- $        3
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $       18
   X) Total expenses ------------------------------------- $     2289

                              SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  1.

  EXPENSES (Negative answers are allowed    For the period covered by this form
            on this screen for 72Z only)                  ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $        0
   Z) Net investment income ------------------------------ $     2895
  AA) Realized capital gains ----------------------------- $    39463
  BB) Realized capital losses ---------------------------- $        0
  CC) 1. Net unrealized appreciation during the period --- $        0
      2. Net unrealized depreciation during the period --- $    10953
  DD) 1. Total income dividend~ for which record date
         passed during the period ------------------------ $     2583
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $    31678
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.1400
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   1.6600
   C) Other distributions -------------------------------- $   0.0000
                              SCREEN NUMBER: 34

                                                         This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  2.

  EXPENSES (Negative answers are allowed    For the period covered by this form
            on this screen for 72Z only)                  ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $       71
   Z) Net investment income ------------------------------ $     3809
  AA) Realized capital gains ----------------------------- $    15260
  BB) Realized capital losses ---------------------------- $        0
  CC) 1. Net unrealized appreciation during the period --- $        0
      2. Net unrealized depreciation during the period --- $    14008
  DD) 1. Total income dividend~ for which record date
         passed during the period ------------------------ $     6985
      2. Dividends for a second class of open-end
         company shares -----------------------------------$    13749
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.3200
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   0.6200
   C) Other distributions -------------------------------- $   0.0000
                              SCREEN NUMBER: 34

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  3.

  EXPENSES (Negative answers are allowed    For the period covered by this form
            on this screen for 72Z only)                  ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $       39
   Z) Net investment income ------------------------------ $     -382
  AA) Realized capital gains ----------------------------- $        0
  BB) Realized capital losses ---------------------------- $    12098
  CC) 1. Net unrealized appreciation during the period --- $        0
      2. Net unrealized depreciation during the period --- $    16653
  DD) 1. Total income dividend~ for which record date
         passed during the period ------------------------ $     1838
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.1700
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   0.0000
   C) Other distributions -------------------------------- $   0.0000
                              SCREEN NUMBER: 34

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  4.

  EXPENSES (Negative answers are allowed    For the period covered by this form
            on this screen for 72Z only)                  ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $        0
   Z) Net investment income ------------------------------ $    11076
  AA) Realized capital gains ----------------------------- $     1994
  BB) Realized capital losses ---------------------------- $        0
  CC) 1. Net unrealized appreciation during the period --- $      451
      2. Net unrealized depreciation during the period --- $        0
  DD) 1. Total income dividend~ for which record date
         passed during the period ------------------------ $    11358
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $     1252
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.6200
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   0.0600
   C) Other distributions -------------------------------- $   0.0000
                              SCREEN NUMBER: 34

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  5.

  EXPENSES (Negative answers are allowed    For the period covered by this form
            on this screen for 72Z only)                  ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $      108
   Z) Net investment income ------------------------------ $     3253
  AA) Realized capital gains ----------------------------- $        8
  BB) Realized capital losses ---------------------------- $        0
  CC) 1. Net unrealized appreciation during the period --- $        7
      2. Net unrealized depreciation during the period --- $        0
  DD) 1. Total income dividend~ for which record date
         passed during the period ------------------------ $     3220
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.5300
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   0.0000
   C) Other distributions -------------------------------- $   0.0000
                              SCREEN NUMBER: 34

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  6.

  EXPENSES (Negative answers are allowed    For the period covered by this form
            on this screen for 72Z only)                  ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $        0
   Z) Net investment income ------------------------------ $     6495
  AA) Realized capital gains ----------------------------- $        0
  BB) Realized capital losses ---------------------------- $     6071
  CC) 1. Net unrealized appreciation during the period --- $      467
      2. Net unrealized depreciation during the period --- $        0
  DD) 1. Total income dividend~ for which record date
         passed during the period ------------------------ $     7136
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.2600
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   0.0000
   C) Other distributions -------------------------------- $   0.0000
                              SCREEN NUMBER: 34

                                                         This page being
                                                          filed for series  1.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $        0
   B) Repurchase agreements ------------------------------ $     3603
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $     1680
   D) Long-term debt securities including
      convertible debt------------------------------------ $        0
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $      477
   F) Common stock --------------------------------------- $   273532
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $     7417
   J) Receivables from portfolio instruments sold -------- $    36016
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $      306
   M) All other assets ----------------------------------- $       77
   N) Total assets --------------------------------------- $   323108


                              SCREEN NUMBER: 35

                                                          This page being
                                                          filed for series  2.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $       14
   B) Repurchase agreements ------------------------------ $    11821
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $     8675
   D) Long-term debt securities including
      convertible debt------------------------------------ $       72
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $     1607
   F) Common stock --------------------------------------- $   230014
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $    15010
   J) Receivables from portfolio instruments sold -------- $       12
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $      485
   M) All other assets ----------------------------------- $      169
   N) Total assets --------------------------------------- $   267879


                              SCREEN NUMBER: 35

                                                          This page being
                                                          filed for series  3.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $      499
   B) Repurchase agreements ------------------------------ $     2253
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $     1867
   D) Long-term debt securities including
      convertible debt------------------------------------ $       64
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $     2217
   F) Common stock --------------------------------------- $    42294
   G) Options on equities -------------------------------- $       25
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $    10508
   J) Receivables from portfolio instruments sold -------- $      115
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $      396
   M) All other assets ----------------------------------- $        1
   N) Total assets --------------------------------------- $    60239


                              SCREEN NUMBER: 35

                                                          This page being
                                                          filed for series  4.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $      161
   B) Repurchase agreements ------------------------------ $    21177
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $     3025
   D) Long-term debt securities including
      convertible debt------------------------------------ $   200417
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $     1846
   F) Common stock --------------------------------------- $      587
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $    21893
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $     1967
   M) All other assets ----------------------------------- $        1
   N) Total assets --------------------------------------- $   251074


                              SCREEN NUMBER: 35

                                                          This page being
                                                          filed for series  5.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $        0
   B) Repurchase agreements ------------------------------ $        0
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $    22759
   D) Long-term debt securities including
      convertible debt------------------------------------ $    51776
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $        0
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $      157
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $      391
   M) All other assets ----------------------------------- $        7
   N) Total assets --------------------------------------- $    75089


                              SCREEN NUMBER: 35

                                                          This page being
                                                          filed for series  6.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $        1
   B) Repurchase agreements ------------------------------ $    46054
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $     3991
   D) Long-term debt securities including
      convertible debt------------------------------------ $    49935
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $      833
   F) Common stock --------------------------------------- $   111635
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $    75563
   J) Receivables from portfolio instruments sold -------- $    20969
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $      976
   M) All other assets ----------------------------------- $        3
   N) Total assets --------------------------------------- $   309960


                              SCREEN NUMBER: 35

                                                          This page being
(Continued from Screen 35)                                filed for series  1.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $     9448
   P) Amounts owed to affiliated persons --------------------------- $        0
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $      759
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $      314
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $   312587
   U) 1. Number of shares outstanding ------------------------------      20013
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------          0
   V) 1. Net asset value per share (to nearest cent) --------------- $    15.62
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $     0.00
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------        186
   Y) Total value of assets in segregated accounts ----------------- $   150245
                              SCREEN NUMBER: 36

                                                          This page being
(Continued from Screen 35)                                filed for series  2.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $       95
   P) Amounts owed to affiliated persons --------------------------- $        0
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $     7754
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $   260030
   U) 1. Number of shares outstanding ------------------------------      23280
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------          0
   V) 1. Net asset value per share (to nearest cent) --------------- $    11.17
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $     0.00
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------        184
   Y) Total value of assets in segregated accounts ----------------- $    49761
                              SCREEN NUMBER: 36

                                                          This page being
(Continued from Screen 35)                                filed for series  3.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $      158
   P) Amounts owed to affiliated persons --------------------------- $        0
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $     1914
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $    58167
   U) 1. Number of shares outstanding ------------------------------      11216
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------          0
   V) 1. Net asset value per share (to nearest cent) --------------- $     5.19
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $     0.00
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------         60
   Y) Total value of assets in segregated accounts ----------------- $        0
                              SCREEN NUMBER: 36

                                                          This page being
(Continued from Screen 35)                                filed for series  4.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $    37223
   P) Amounts owed to affiliated persons --------------------------- $        0
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $    16199
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $   197652
   U) 1. Number of shares outstanding ------------------------------      19211
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------          0
   V) 1. Net asset value per share (to nearest cent) --------------- $    10.29
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $     0.00
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------        136
   Y) Total value of assets in segregated accounts ----------------- $   100557
                              SCREEN NUMBER: 36

                                                          This page being
(Continued from Screen 35)                                filed for series  5.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $        0
   P) Amounts owed to affiliated persons --------------------------- $        0
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $      181
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $    74908
   U) 1. Number of shares outstanding ------------------------------       7514
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------          0
   V) 1. Net asset value per share (to nearest cent) --------------- $     9.97
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $     0.00
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------        120
   Y) Total value of assets in segregated accounts ----------------- $    51925
                              SCREEN NUMBER: 36

                                                          This page being
(Continued from Screen 35)                                filed for series  6.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $    17916
   P) Amounts owed to affiliated persons --------------------------- $        0
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $      197
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $   291847
   U) 1. Number of shares outstanding ------------------------------      25567
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------          0
   V) 1. Net asset value per share (to nearest cent) --------------- $    11.42
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $     0.00
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------        152
   Y) Total value of assets in segregated accounts ----------------- $    92730
                              SCREEN NUMBER: 36

                                                          This page being
(Continued from Screen 35)                                filed for series 04.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $     1680
   P) Amounts owed to affiliated persons --------------------------- $        0
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $     6643
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $    96898
   U) 1. Number of shares outstanding ------------------------------      10648
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------          0
   V) 1. Net asset value per share (to nearest cent) --------------- $     9.10
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $     0.00
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------         42
   Y) Total value of assets in segregated accounts ----------------- $        0
                              SCREEN NUMBER: 36

                                                          This page being
                                                          filed for series  1.



75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $  293368



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37


                                                          This page being
                                                          filed for series  2.



75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $  259932



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37

                                                          This page being
                                                          filed for series  3.



75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $   69954



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37

                                                          This page being
                                                          filed for series  4.



75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $  190197



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37
                                    This page being
                                                          filed for series  5.



75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $   60183



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37

                                                          This page being
                                                          filed for series  6.



75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $  350444



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37

                                                          This page being
                                                          filed for series 03.



75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $  185728



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37

77.A) Is the Registrant filing any of the following attachments with the current filing of Form N-SAR? (ANSWER FOR ALL
      SERIES AS A GROUP) (Y or N) ------------------------------- Y
 NOTE: If answer is 'Y' (Yes), mark those items
       below being filed as an attachment to this              Filed as
       form or incorporated by reference.                     Attachment
   B) Accountant's report on internal control ------------------- Y
   C) Matters submitted to a vote of security holders ----------- N
   D) Policies with respect to security investment -------------- N
   E) Legal proceedings ----------------------------------------- N
   F) Changes in security for debt ------------------------------ N
   G) Defaults and arrears on senior securities ----------------- N
   H) Changes in control of Registrant -------------------------- N
   I) Terms of new or amended securities ------------------------ N
   J) Revaluation of assets or restatement of capital share account ------------------------------------- Y
   K) Changes in Registrant's certifying account ---------------- N
   L) Changes in accounting principles and practices ------------ N
   M) Mergers --------------------------------------------------- N
   N) Actions required to be reported pursuant to Rule 2a-7 ----- N
   O) Transactions effected pursuant to Rule 10f-3 -------------- N
   P) Information required to be filed pursuant to exemptive orders --------------------------------------- N
                       (Item 77 continued on next screen)
                              SCREEN NUMBER: 38




 77. (Continued) Mark those items below being filed as
       an attachment to this form or incorporated form         Filed as
       or incorporated by reference.                          Attachment

  Q1) Exhibits -------------------------------------------------- Y
  Q2) Any information called for by instructions to sub-item 77Q2 --------------------------------------------- N
  Q3) Any information called for by instructions to sub-item 77Q3 --------------------------------------------- N


 78. Does the Registrant have any wholly-owned investment company subsidiaries whose operating & financial data are consolidated with that of Registrant in this report? (Y or N) N

                NOTE: If answer is 'N' (No), jump to Screen 41.





                              SCREEN NUMBER: 39





       79. List the '811' numbers and names of Registrant's wholly owned investment company subsidiaries consolidated in this report.

         811 Number                          Subsidiary Name

         811-
         811-
         811-
         811-
         811-
         811-
         811-
         811-
         811-
         811-




   Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER: 40

     ANNUAL SUPPLEMENT                                    This page being
                                                          filed for ALL series.

  Screens 41 & 42 are to be filed only once each year, at the end of Registrant's/Series' fiscal year.

80. Fidelity bond(s) in effect at the end of the period:
    A) Insurer name: AMERICAN INT'L SPECIALTY LINES INSURANCE CO
    B) Second insurer:
    C) Aggregate face amount of coverage for Registrant/Series on all bonds on which it is named as an insured (000's omitted): $ 2000000

81. A) Is the bond part of a joint fidelity bond(s) shared
       with other investment companies, or other entities? (Y or N) - Y
    B) If answer to 81A is 'Y' (Yes), how many other
       investment companies, or other entities are covered by the bond?
       (Count each series as a separate investment company.) --------   6

82. A) Does the mandatory coverage of the fidelity bond
       have a deductible? (Y or N) ---------------------------------- N
    B) If the answer to 82A is 'Y' (Yes), what is the
       amount of the deductible? ($000's omitted) ------------------ $       0


                              SCREEN NUMBER: 41

       ANNUAL SUPPLEMENT (Continued)                      This page being
                                                          filed for ALL series.


83.A) Were any claims with respect to this Registrant/
      Series filed under the bond during the period? (Y or N) -------- N
   B) If the answer to 83 A) is 'Y' (Yes), what was the
      total amount of such claims? ($000's omitted) ----------------- $       0

84.A) Were any losses incurred with respect to this
      Registrant/Series that could have been filed as a
      claim under the fidelity bond but were not? (Y or N) ----------- N
   B) If the answer to 84 A) is 'Y' (Yes), what was the
      total amount of such losses? ($000's omitted) ----------------- $       0

85.A) Are Registrant's/Series' officers and directors covered as officers and directors of Registrant/Series under any errors and omissions insurance policy owned by the Registrant/Series or anyone else (Y or N) --------- Y
   B) Were any claims filed under such policy during the period with respect to the Registrant/Series? (Y or N) --------- N



                              SCREEN NUMBER: 42


    Closed-End Investment Companies Only

86. Sales, repurchases, and redemptions of
    Registrant's securities:
                                         Number of Shares            Net
                                           or Principal         Consideration
                                          Amount of Debt       Received or Paid
                                         ($000's omitted)      ($000's omitted)
    Common Stock:

     A) Sales                                     0               $     0
     B) Repurchases                               0               $     0

    Preferred Stock:

     C) Sales                                     0               $     0
     D) Repurchases and Redemptions               0               $     0

    Debt Securities

     E) Sales                               $     0               $     0
     F) Repurchases and Redemptions         $     0               $     0

                              SCREEN NUMBER: 43

   Closed-End Investment Companies Only

87. Securities of Registrant registered on a
    national securities exchange or listed
    on NASDAQ:
                                                     CUSIP or        Ticker
       Title of each class of securities            NASDAQ No.       Symbol

A)
B)
C)


88. Did Registrant have any of the following outstanding which exceeded 1% of aggregate net assets at any time during the period?

                                                  (Y or N)

    A) Notes or bonds ------------------------------
    B) Uncovered options ---------------------------
    C) Margin loans --------------------------------
    D) Preferred stock -----------------------------

                              SCREEN NUMBER: 44